UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



        Report for the Calendar Year or Quarter Ended September 30, 2005

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Lansdowne Partners Limited Partnership

Address:  15 Davies Street
          London W1K 3AG
          England

13F File Number: 28-11089

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Paul M. Ruddock
Title:  Limited Partner
Phone:  44-20-7290-5500


Signature, Place and Date of Signing:

/s/ Paul M. Ruddock              London, England             November 7, 2005
-----------------------     --------------------------    ----------------------
     [Signature]                 [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

NONE

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  29

Form 13F Information Table Value Total: $206,585
                                       (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


NONE


FORM 13F INFORMATION TABLE
September 30, 2005



COLUMN 1                         COLUMN  2         COLUMN 3     COLUMN 4      COLUMN 5         COLUMN 6  COLUMN 7      COLUMN 8

                                 TITLE                          VALUE     SHRS OR   SH/  PUT/   INVSTMT   OTHER    VOTING AUTHORITY
NAME OF ISSUER                   OF CLASS          CUSIP       (X$1000)   PRN AMT   PRN  CALL   DISCRTN   MGRS   SOLE   SHARED  NONE
--------------                   --------          -----       --------   -------   ---  ----   -------   ----   ----   ------  ----
ACCENTURE LTD BERMUDA            CL A              G1150G111     1,275       50,900  SH         SOLE      NONE   SOLE
AGCO CORP                        COM               001084102       510       28,221  SH         SOLE      NONE   SOLE
BURLINGTON NORTHERN SANTA FE     COM               12189T104       529        8,959  SH         SOLE      NONE   SOLE
CARNIVAL CORP                    PAIRED CTF        143658300     3,648       12,161      PUT    SOLE      NONE   SOLE
CATERPILLAR INC DEL              COM               149123101       718       12,382  SH         SOLE      NONE   SOLE
CLEAR CHANNEL COMMUNICATIONS     COM               184502102     2,151       66,800  SH         SOLE      NONE   SOLE
DOVER CORP                       COM               260003108       477       11,824  SH         SOLE      NONE   SOLE
DOW CHEM CO                      COM               260543103       447       10,912  SH         SOLE      NONE   SOLE
EATON CORP                       COM               278058102       463        7,487  SH         SOLE      NONE   SOLE
E TRADE FINANCIAL CORP           COM               269246104    16,407      952,800  SH         SOLE      NONE   SOLE
FIDELITY NATIONAL FINL INC       COM               316326107    18,020      404,500  SH         SOLE      NONE   SOLE
FIRST MARBLEHEAD CORP            COM               320771108     1,371       60,000  SH         SOLE      NONE   SOLE
GFI GROUP INC                    COM               361652209    15,575      380,998  SH         SOLE      NONE   SOLE
GOOGLE INC                       CL A              38259P508     3,096       10,000  SH         SOLE      NONE   SOLE
INTERNATIONAL BUSINESS MACHS     COM               459200101     1,189       14,800  SH         SOLE      NONE   SOLE
INTL PAPER CO                    COM               460146103       960       32,000  SH         SOLE      NONE   SOLE
LOCKHEED MARTIN CORP             COM               539830109     1,315       21,581  SH         SOLE      NONE   SOLE
MEADWESTVACO CORP                COM               583334107       460       16,685  SH         SOLE      NONE   SOLE
MITTAL STEEL CO N V              NY REG SH CL A    60684P101     4,335      150,000  SH         SOLE      NONE   SOLE
NASDAQ STOCK MARKET INC          COM               631103108    22,719      894,794  SH         SOLE      NONE   SOLE
NORFOLK SOUTHERN CORP            COM               655844108       538       13,342  SH         SOLE      NONE   SOLE
PHARMACEUTICAL HLDRS TR          DEPOSITRY RCPT    71712A206     3,533       50,145  SH         SOLE      NONE   SOLE
RENAISSANCERE HOLDINGS LTD       COM               G7496G103     1,145       26,000  SH         SOLE      NONE   SOLE
ROCKWELL AUTOMATION INC          COM               773903109       488        9,289  SH         SOLE      NONE   SOLE
SMURFIT-STONE CONTAINER CORP     COM               832727101       886       86,500  SH         SOLE      NONE   SOLE
TIME WARNER INC                  COM               887317105     1,320       72,700  SH         SOLE      NONE   SOLE
TRANSOCEAN INC                   ORD               G90078109   100,375    1,614,267  SH         SOLE      NONE   SOLE
TXU CORP                         COM               873168108       548        4,907  SH         SOLE      NONE   SOLE
VIACOM INC                       CL B              925524308     2,086       63,000  SH         SOLE      NONE   SOLE


02575.0001 #615751